16. Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Restatement Of Financial Statements Tables
Restatement of financial statements

As of December 31, 2014	Original	Adjustment	Restated
Derivative liabilities	$4,651,762	488,996	$5,140,758
Common Stock	$127,400	62,500	$189,900
Common Stock to be issued	$0	13,812	$13,812
Additional paid in capital	$6,359,127	(76,312)	$6,282,814
Accumulated deficit	$(15,324,264)	(488,996)	$(15,813,